Note 6 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Faciliation Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	$ 16,712	$ 19,175
Interest incurred	580	1,313
Dividends used to repay loan	(2,266)	(3,776)
Balance	$ 15,026	$ 16,712